Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
Information related to capital lease obligations as of December 31, 2013 is as follows:

Gross lease obligation, secured by related equipment	$278
Less: current portion	(185)
Capital lease obligation, net of current portion	$93

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under non-cancellable operating leases as of December 31, 2013 are as follows:

Year Ending	Amount
2014	$470
2015	375
2016	351
2017	30
Total	$1,226